Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2016	2015
Prepaid taxes	$52,407	$78,543
Prepaid expenses	18,753	21,124
Promotion items and prepayments	12,853	11,141
Other	3,630	—
	$87,643	$110,808